Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties:
The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:

		Year ended December 31,
		2013	2014
Balance Sheet
Due from a related party - Dryships Inc.		-	117,219
Due from related party - Total		-	117,219

Due to related parties - Cardiff Drilling Inc.		-	4,287
Due to related parties - Azara Services S.A.		-	4,000
Due to related parties - Basset Holding Inc.		-	3,000

Due to related parties - Total		-	11,287

Advances for drillships under construction and related costs		$1,185	$1,546
Drilling rigs, drillships, machinery and equipment, net		$5,692	$2,885

		Year ended December 31,
Statement of Operations	2012	2013	2014
Service Revenue, net - Cardiff Marine Inc.	$6,193	$-	$-
Service Revenue, net - Cardiff Drilling Inc.	-	10,786	16,826
General and administrative expenses:

-Vivid Finance Limited	10,768	16,623	13,153
-Azara Services S.A	-	5,000	9,000
-Basset Holding Inc.	2,676	4,200	8,191
-Amortization of CEO's stock based compensation	-	$1,358	2,316
Interest income- Dryships Inc	$-	-	$1,164

Global Services Agreement: On December 1, 2010, DryShips entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which DryShips engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provided consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries; and (ii) identified, sourced, negotiated and arranged the sale or purchase of the offshore assets of the Company and its subsidiaries. In consideration of such services, DryShips paid Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. Costs from the Global Services Agreement were expensed in the consolidated statement of operations or capitalized as a component of "Advances for drillships under construction and related costs" being a directly attributable cost to the construction, as applicable, and as a shareholders' contribution to capital ("Additional paid-in capital").

Effective January 1, 2013, DryShips terminated the Global Services Agreement with Cardiff. The Global Services Agreement has been replaced by the New Global Services Agreement, effective as of January 1, 2013, between Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig UDW and Cardiff Drilling Inc. (formerly known as Cardiff Oil & Gas Management), a company controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, with the same terms and conditions as in the previous Global Services Agreement between DryShips and Cardiff, except that under the New Global Services Agreement, the Company is obligated to pay directly the fees of 1.0% in consideration of employment arrangements under the agreement and 0.75% in consideration of purchase and sale activities under the agreement, whereas under the Global Services Agreement, those fees were paid by DryShips.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between DryShips and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company and DryShips, Mr. George Economou, pursuant to which Vivid acts as a consultant on financing matters for DryShips and its affiliates, Vivid provided the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and, (iii) the raising of equity or debt in the capital markets. In exchange for its services in respect of the Company, Vivid was entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and (ii) at any time by the mutual agreement of the parties. The Company did not pay for services provided in accordance with this agreement, DryShips paid for the services. Accordingly, these expenses were recorded in the consolidated statement of operations (or as otherwise required by US GAAP) and as a shareholders contribution to capital ("Additional paid-in capital").

Effective January 1, 2013, Ocean Rig Management entered into a new consultancy agreement with Vivid, on the same terms and conditions as the consultancy agreement, dated as of September 1, 2010, between DryShips and Vivid, except that under the new agreement, the Company is obligated to pay directly the fee of 0.20% to Vivid on the total transaction amount in consideration of the services provided, whereas under the consultancy agreement between DryShips and Vivid, this fee was paid by DryShips.

In connection with Ocean Rig Management's entry into the new consultancy agreement described above, the consultancy agreement between DryShips and Vivid was amended, effective as of January 1, 2013, to limit the scope of the services provided under the agreement to DryShips and its subsidiaries or affiliates, except for Ocean Rig UDW and its subsidiaries.

Basset Holdings Inc.: Under the consultancy agreement effective from June 1, 2012, between one of the Company's wholly owned subsidiary, and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice-President of Ocean Rig. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.1 million based on the Euro/U.S. Dollar exchange rate as of December 31, 2014). Effective January 1, 2015, the annual remuneration was reduced to Euro 0.45 million ($0.55 million based on the Euro/U.S. Dollar exchange rate as of December 31, 2014).

On August 20, 2013, the Compensation Committee of Ocean Rig approved that a cash bonus of $3,000 be paid to Basset for the contribution of Mr. Antony Kandylidis services as Executive Vice President. On August 19, 2014, the Company's Compensation Committee approved that a cash bonus of $4,000 be paid to Basset for the contribution of Mr. Anthony Kandylidis for Executive Vice President's services, during 2013. On December 30, 2014, the Company's Compensation Committee approved that a cash bonus of $3,000 be paid to Basset for the contribution of Mr. Anthony Kandylidis for Executive Vice President's services, during 2014.

Basset is also the owner of 114,286 shares of the Company's common stock, as of December 31, 2014.

Steel Wheel Investments Limited: Steel Wheel Investments Limited ("Steel Wheel"), a company controlled by the Company's Executive Vice President Mr. Antony Kandylidis, is the owner of 1,570,226 shares of the Company's common stock, as of December 31, 2014.

Azara Services S.A.: Under the consultancy agreement entered on September 9, 2013 and effective from January 1, 2013, between one of the Company's wholly owned subsidiary, and Azara Services S.A. ("Azara"), a related party entity incorporated in the Republic of Marshall Islands, Azara provides consultancy services relating to the services of Mr. George Economou in his capacity as Chief Executive Officer of the Company. The annual remuneration to be awarded to Azara under the consultancy agreement is $2,500 in cash.

In addition, on August 20, 2013, the Company's Compensation Committee approved a sign-on bonus of $2,500 cash and 150,000 shares of the Company's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer of the Company. The shares vest over a period of two years with 50,000 shares vesting on the grant date, 50,000 shares vesting on August 20, 2014 and 50,000 vesting on August 20, 2015, respectively. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig's shares on the grant date of $17.56 per share.

On August 19, 2014, Company's Compensation Committee approved a bonus in the form of $2,500 cash and 150,000 shares of Company's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer of the Company, rendered during 2013. The shares vest over a period of three years with 50,000 shares vesting on December 31, 2014, 50,000 shares vesting on December 31, 2015, and 50,000 vesting on December 31, 2016. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of Ocean Rig shares on the grant date of $18.37 per share.

On December 30, 2014, Company's Compensation Committee approved a bonus in the form of $4,000 cash and 300,000 shares of Company's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer, during 2014. The shares vest over a period of three years with 100,000 shares vesting on December 31, 2015, 100,000 shares vesting on December 31, 2016, and 100,000 vesting on December 31, 2017. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of Ocean Rig shares on the grant date of $9.46 per share.

Public offering

In April 2012, companies affiliated with the Company`s Chairman and Chief Executive Officer, Mr. George Economou, purchased a total of 2,185,000 common shares of the Company in the public offering of the Company's common shares by DryShips that was completed on April 17, 2012.

DryShips Inc.

On November 18, 2014, the Company entered into a $120,000 unsecured facility with its parent company, DryShips. The loan from the Company to DryShips bears interest at a LIBOR plus margin rate and is due in May 2016.The Company has the option to exchange this loan for its common shares owned by DryShips at a fixed price per share, provided the DryShips $200,000 Secured Bridge Credit facility has been repaid in full. If such exchange occurs, the margin of the loan will be reduced from inception. During the year ended December 31, 2014, the Company earned interest income amounting to $1,164 from DryShips under this loan agreement.

During the year ended December 31, 2014, the Company paid dividends of $75,194 out of which $44,631 were paid to DryShips by virtue of its shareholders.